Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended	15 Months Ended	16 Months Ended
	Jul. 07, 2025	Mar. 31, 2025	Mar. 26, 2025	Jul. 31, 2025	Apr. 30, 2025	Aug. 31, 2025	May 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Oct. 31, 2025	Jul. 31, 2025	Nov. 30, 2025	Aug. 31, 2025	Dec. 31, 2025	Sep. 30, 2025	Jan. 31, 2026	Oct. 31, 2025	Feb. 28, 2026	Nov. 30, 2025	Mar. 31, 2026	Dec. 31, 2025	Apr. 30, 2026	Jan. 31, 2026	May 31, 2026	Feb. 28, 2026	Jul. 31, 2026	Jun. 30, 2026	Mar. 31, 2026	Jul. 31, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026	Jul. 31, 2026
C000254756
Account Value [Line Items]
Line Graph and Table Measure Name																										LT Large Core ETF
Accumulated Value	$ 10,000			$ 10,250		$ 10,476		$ 10,827		$ 11,065		$ 11,202		$ 11,173		$ 11,356		$ 11,258		$ 10,736		$ 11,911		$ 12,300			$ 12,008		$ 12,421
C000254757
Account Value [Line Items]
Line Graph and Table Measure Name																										LT Large Growth ETF
Accumulated Value		$ 9,640	$ 10,000		$ 9,818		$ 10,647		$ 11,403		$ 11,778		$ 11,762		$ 12,090		$ 12,555		$ 12,292		$ 12,210		$ 12,072		$ 11,615			$ 10,984		$ 12,360	$ 13,343	$ 12,858	$ 12,785
C000254758
Account Value [Line Items]
Line Graph and Table Measure Name																										Special Large Value ETF
Accumulated Value		9,899	10,000		9,771		10,157		10,551		10,595		11,038		11,078		10,977		11,303		11,357		11,783		12,112			11,292		12,047	12,014	12,177	12,465
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																										S&P 500 Index
Accumulated Value	$ 10,000			$ 10,181		$ 10,387		$ 10,767		$ 11,019		$ 11,046		$ 11,052		$ 11,213		$ 11,128		$ 10,573		$ 11,683		$ 12,298			$ 12,181		$ 12,173
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																										Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		9,806	10,000		9,740		10,357		10,883		11,123		11,381		11,773		12,026		12,059		12,056		12,243		12,185			11,579		12,760	13,407	13,366	13,304
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																										Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		9,806	10,000		9,740		10,357		10,883		11,123		11,381		11,773		12,026		12,059		12,056		12,243		12,185			11,579		12,760	13,407	13,366	13,304
ALLSPRING Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																										Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		9,700	10,000		9,872		10,746		11,431		11,862		11,995		12,632		13,091		12,854		12,774		12,581		12,158			11,525		12,896	13,825	13,455	12,814
ALLSPRING Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																										Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		$ 9,933	$ 10,000		$ 9,631		$ 9,969		$ 10,310		$ 10,369		$ 10,699		$ 10,859		$ 10,907		$ 11,197		$ 11,273		$ 11,787		$ 12,093			$ 11,509		$ 12,448	$ 12,815	$ 13,103	$ 13,603